Guarantees and commitments - Other guarantees (Details 2) - CHF (SFr) SFr in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Guarantees
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland	SFr 6.0
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland		SFr 0.5
Bank
Guarantees
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland	SFr 6.0
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland		SFr 0.5